Income Taxes (Summary of Operating Loss And Tax Credit Carryforwards) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss and tax credit carryforwards	$ 1,124
2017 Through 2026
Operating Loss Carryforwards [Line Items]
Operating loss and tax credit carryforwards	404
2027 Through 2036
Operating Loss Carryforwards [Line Items]
Operating loss and tax credit carryforwards	82
Indefinite
Operating Loss Carryforwards [Line Items]
Operating loss and tax credit carryforwards	638
U.S. federal and non-U.S. NOLs
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	531
U.S. federal and non-U.S. NOLs | 2017 Through 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	67
U.S. federal and non-U.S. NOLs | 2027 Through 2036
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9
U.S. federal and non-U.S. NOLs | Indefinite
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	455
State taxing jurisdiction NOLs
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	191
State taxing jurisdiction NOLs | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	22
State taxing jurisdiction NOLs | 2017 Through 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	139
State taxing jurisdiction NOLs | 2017 Through 2026 | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	22
State taxing jurisdiction NOLs | 2027 Through 2036
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	52
State taxing jurisdiction NOLs | 2027 Through 2036 | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	0
State taxing jurisdiction NOLs | Indefinite
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
State taxing jurisdiction NOLs | Indefinite | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	0
U.S. federal, non- U.S. and state tax credit carryforwards | General Business Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	380
U.S. federal, non- U.S. and state tax credit carryforwards | 2017 Through 2026 | General Business Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	176
U.S. federal, non- U.S. and state tax credit carryforwards | 2027 Through 2036 | General Business Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	21
U.S. federal, non- U.S. and state tax credit carryforwards | Indefinite | General Business Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 183